Intangible assets - Additional Information (Details)	9 Months Ended	12 Months Ended
	May 31, 2026 USD ($) item	Aug. 31, 2025 USD ($) item
Intangible assets
Number of patent applications | item	4	7
Cost
Intangible assets
Additions	$ 95,644	$ 99,407
Intellectual property
Intangible assets
Recoverable amount		25,057
Carrying amount		411,690
Impairment loss		380,457
Patents | Cost
Intangible assets
Additions	$ 95,644	$ 99,407